Schedule of Investments TCW Transform Systems ETF January 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.7%
Aerospace & Defense - 21.4%
Airbus SE	98,838	$17,135,572
General Electric Co.	158,922	32,351,751
Safran S.A.	109,067	27,143,751
		76,631,074
Building Products - 4.6%
Trane Technologies plc	45,042	16,338,986
Commercial Services & Supplies - 8.3%
Republic Services, Inc., Class A	138,025	29,933,482
Electric Utilities - 1.1%
Constellation Energy Corp.	13,203	3,960,636
Electrical Equipment - 21.9%
GE Vernova, Inc.	83,837	31,261,140
Hubbell, Inc., Class B	16,599	7,021,543
nVent Electric plc	70,944	4,617,745
Schneider Electric SE	34,684	8,827,983
Vertiv Holdings Co., Class A	230,447	26,966,907
		78,695,318
Ground Transportation - 8.5%
Canadian Pacific Kansas City Ltd.	172,489	13,730,124
Union Pacific Corp.	68,075	16,868,305
		30,598,429
Independent Power & Renewable Electricity Producers - 8.0%
Talen Energy Corp.*	44,007	9,757,672
Vistra Corp.	112,266	18,864,056
		28,621,728
Machinery - 1.1%
Sandvik AB	186,475	3,868,148
Oil, Gas & Consumable Fuels - 9.9%
Chevron Corp.	89,413	13,339,526
ConocoPhillips	61,005	6,029,124
Diamondback Energy, Inc.	39,956	6,567,168
Exxon Mobil Corp.	89,923	9,606,474
		35,542,292
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 11.2%
Applied Materials, Inc.	29,214	$5,268,745
Broadcom, Inc.	62,616	13,855,042
First Solar, Inc.*	22,622	3,789,637
Marvell Technology, Inc.	154,613	17,449,624
		40,363,048
Software - 3.7%
Microsoft Corp.	32,284	13,399,797
Total Common Stocks (Cost $318,696,301)		357,952,938
	Principal
Short-Term Investments - 2.3%
Time Deposit - 2.3%
JP Morgan Chase, New York 3.68% 2/3/2025 (Cost $8,171,733)	$8,171,733	8,171,733
Total Investments - 102.0% (Cost $326,868,034)		$366,124,671
Liabilities in Excess of Other Assets - (2.0%)		(7,247,120)
Net Assets - 100.0%		$358,877,551

*	Non-income producing security.

Schedule of Investments (Continued) TCW Transform Systems ETF January 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$357,952,938	$–	$–	$357,952,938
Short-Term Investments
Time Deposit	8,171,733	–	–	8,171,733
Total Investments	$366,124,671	$–	$–	$366,124,671

*	Please refer to the Schedule of Investments to view securities segregated by industry.